UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 778,000	$ (296,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	1,077,000	1,043,000
Amortization of intangible assets	137,000	157,000
Share-based compensation	137,000	169,000
Interest and income taxes paid	(54,000)	(74,000)
Finance expenses, net	58,000	82,000
Amortization of deferred income from government grants	(22,000)	(24,000)
Deferred income taxes, net	52,000	53,000
Gain on disposal of property, plant and equipment and other	(81,000)	(23,000)
Change in assets and liabilities:
Receivables, prepayments, other assets and other noncurrent assets	37,000	(119,000)
Inventories	(221,000)	(158,000)
Trade and other payables	235,000	882,000
Net cash provided by operating activities	2,133,000	1,692,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(2,009,000)	(1,036,000)
Purchases of intangible assets	(59,000)	(82,000)
Advances and proceeds from sale of property, plant and equipment and intangible assets	39,000	296,000
Purchase of investment in marketable securities	(1,046,000)	0
Proceeds from sale of marketable securities	108,000	0
Other investing activities	(40,000)	(2,000)
Net cash used in investing activities	(3,007,000)	(824,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of equity instruments and other	156,000	88,000
Repayments of shareholder loan	0	(568,000)
Net proceeds from borrowings	612,000	429,000
Repayments of debt and finance lease obligations	(286,000)	(698,000)
Net cash provided by (used in) financing activities	482,000	(749,000)
Effect of exchange rate changes on cash and cash equivalents	(6,000)	(8,000)
Net increase/(decrease) in cash and cash equivalents	(398,000)	111,000
Cash and cash equivalents at the beginning of the period	2,939,000	908,000
Cash and cash equivalents at the end of the period	2,541,000	1,019,000
Noncash investing and financing activities:
Amounts payable for property, plant and equipment	1,032,000	430,000
Property, plant and equipment acquired through lease	61,000	93,000
Amounts payable for intangible assets	$ 99,000	$ 118,000